Insurance - Summary of Insurance Investment Results (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Insurance service result [abstract]
Investment return	$ (58)		$ 559
Insurance finance income (expense) from insurance and reinsurance contracts held	118		(473)
Movement in investment contract liabilities	16		(26)
Insurance investment results	$ 76	$ 39	$ 60